Note 15 - Redeemable Non-controlling Interests - Reconciliation of the Beginning and Ending NCI Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance	$ 343,361	$ 145,489
Non-controlling interest redemption increment (note 15)	7,853	7,709
Distributions paid to RNCI	(31,858)	(18,871)
(Purchase of) / Sale to interests from RNCI, net	(14,011)	1,111
Balance	359,150	343,361
Non-controlling Interest Share of Earnings [Member]
RNCI share of earnings	24,558	20,491
Non-controlling Interest Redemption Increment [Member]
Non-controlling interest redemption increment (note 15)	7,853	7,709
Non-controlling Interest Distributions Paid to NCI [Member]
Distributions paid to RNCI	(29,662)	(16,396)
Non-controlling Interest Recognized on Business Acquisitions [Member]
RNCI recognized on business acquisitions	$ 27,051	$ 184,957